Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Line Items]
Summary of Trade and Other Receivables

Trade and Other Receivables of the Group are composed of the following:

Current	2024	2023
Trade receivables	457,312	319,921
Loss allowance	(148)	(459)
Trade receivables net	457,164	319,462
Advances and other receivables	39,549	43,912
Total Current Trade and Other Receivables	496,713	363,374

Non current
Advances and other receivables	18,044	—
Total Non Current Trade and Other Receivables	18,044	—

Summary of Impairment Losses

The following table presents the evolution of the Group’s loss allowance:

	2024	2023
As of January 1	(459)	(280)
Decrease/(increase) in loss allowance for trade receivables	(440)	(318)
Write-off	751	139
As of December 31	(148)	(459)
Net impairment (loss) for trade receivables	(440)	(318)
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